Common Stock Options, Restricted Stock Units and Restricted Stock - Schedule of Stock Option Activity Under Omnibus Plan (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Stock Option Activity Under Omnibus Plan [Abstract]
Number of Options, Outstanding Balance	236	278
Weighted Average Exercise Price, Outstanding Balance	$ 28,842.08	$ 30,628.9
Weighted Average Remaining Contractual Term, Outstanding Balance		3 years 1 month 28 days	5 years 4 months 6 days
Number of Options, Granted	0	0
Weighted Average Exercise Price Outstanding, Granted	$ 0	$ 0
Number of Options, Exercised	0	0
Weighted Average Exercise Price Outstanding, Exercised	$ 0	$ 0
Number of Options, Forfeited	0	0
Weighted Average Exercise Price Outstanding, Forfeited	$ 0	$ 0
Number of Options, Cancelled or expired	(53)	(42)
Weighted Average Exercise Price Outstanding, Cancelled or expired	$ 59,264	$ 40,669.17
Number of Options, Outstanding Balance	183	236	278
Weighted Average Exercise Price, Outstanding Balance	$ 20,031	$ 28,842.08	$ 30,628.9
Weighted Average Remaining Contractual Term, Outstanding Balance	3 years 2 months 23 days	3 years 1 month 28 days
Number of Options, Exercisable	183	216
Weighted Average Exercise Price Outstanding, Exercisable	$ 20,031	$ 30,862.14
Weighted Average Remaining Contractual Term Outstanding, Exercisable	3 years 2 months 23 days	2 years 9 months 18 days